WARRANTY PROVISION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 61.2	$ 61.0
Transfer upon sale of manufacturing facility to a related party		(1.8)
Accrued warranty cost	8.2	12.2
Warranty reversal	(7.6)	(1.2)
Warranty claims	(17.8)	(6.0)
Effects of foreign currency translation	4.5	(3.0)
Ending balance	48.5	61.2
Thereof:
Current warranty provision	31.0	42.2
Non-current warranty provision	$ 17.5	$ 19.0